Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - Peak Bio, Inc. [Member]	Dec. 31, 2023 USD ($)
Assets Acquired
Cash - Ignyte trust and cash, net of redemptions	$ 3,538,766
Plus: restricted cash - Forward Share Purchase Agreement	4,551,750
Other assets	692,487
Total assets acquired	8,783,003
Liabilities Assumed
Fair value of private warrants	450,000
Derivative liability on Forward Share Purchase Agreement	80,110
Other liabilities and accrued expenses	3,944,592
Total liabilities assumed	4,474,702
Total assets acquired and liabilities assumed	$ 4,308,301